Long-Term Debt (Notes)	6 Months Ended
Jun. 30, 2016
Debt Disclosure [Abstract]
Long-Term Debt
9. Long-Term Debt
Long-term debt was as follows:

	June 30, 2016	December 31, 2015
	(In thousands)
Western obligations:
Revolving Credit Facility due 2019	$—	$—
Term Loan - 5.25% Credit Facility due 2020	536,250	539,000
6.25% Senior Unsecured Notes due 2021	350,000	350,000
Term Loan - 5.50% Credit Facility due 2023	500,000	—
Total Western obligations	1,386,250	889,000
NTI obligations:
Revolving Credit Facility due 2019	7,500	—
7.125% Senior Secured Notes due 2020	350,000	350,000
Total NTI obligations	357,500	350,000
WNRL obligations:
Revolving Credit Facility due 2018	20,000	145,000
7.5% Senior Notes due 2023	300,000	300,000
Total WNRL obligations	320,000	445,000
Less unamortized discount, premium and debt issuance costs	51,876	33,606
Long-term debt	2,011,874	1,650,394
Current portion of long-term debt	(10,500)	(5,500)
Long-term debt, net of current portion	$2,001,374	$1,644,894

As of June 30, 2016, annual maturities of long-term debt for the remainder of 2016 are $5.3 million. For 2017, 2018, 2019 and 2020, long-term debt maturities are $10.5 million, $30.5 million, $18.0 million and $872.0 million, respectively. Thereafter, total long-term debt maturities are $1,127.5 million.
Interest and debt expense were as follows:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2016	2015	2016	2015
	(In thousands)
Contractual interest:
Western obligations	$13,079	$12,093	$25,131	$24,100
NTI obligations	6,875	6,612	13,789	13,203
WNRL obligations	6,400	5,901	13,105	9,627
	26,354	24,606	52,025	46,930
Amortization of loan fees	2,005	1,912	3,916	3,698
Amortization of original issuance discount	29	—	29	—
Other interest expense (income)	2,616	1,151	2,440	2,226
Capitalized interest	(4,076)	(353)	(4,801)	(581)
Interest and debt expense	$26,928	$27,316	$53,609	$52,273

We amortize original issue discounts and financing fees using the effective interest method over the respective term of the debt. Our creditors have no recourse to the assets owned by either of NTI or WNRL, and the creditors of NTI and WNRL have no recourse to our assets or those of our other subsidiaries.
Western Obligations
Revolving Credit Facility
On May 27, 2016, we entered into the Second Amendment to the Third Amended and Restated Revolving Credit Agreement (the "Western 2019 Revolving Credit Facility"). The Revolving Credit Amendment amended the Western 2019 Revolving Credit Facility by, among other things, (i) permitting us to incur up to $500.0 million of additional secured indebtedness secured on a pari passu basis with the loans under the Western 2020 Term Loan Credit Facility (in the form of incremental term loans or bonds secured on a pari passu basis with the term loans) beyond what was permitted under the Western 2019 Revolving Credit Facility and (ii) modifying several triggers and thresholds based on borrowing availability under the Western 2019 Revolving Credit Facility.
On October 2, 2014, we entered into the Third Amended and Restated Revolving Credit Agreement. Lenders committed $900.0 million, all of which will mature on October 2, 2019. The commitments under the Western 2019 Revolving Credit Facility may be increased in the future to $1.4 billion, subject to certain conditions (including the agreement of financial institutions, in their sole discretion, to provide such additional commitments). The amended terms of the agreement include revised borrowing rates. Borrowings can be either base rate loans plus a margin ranging from 0.50% to 1.00% or LIBOR loans plus a margin ranging from 1.50% to 2.00%, subject to adjustment based upon the average excess availability. The Western 2019 Revolving Credit Facility also provides for a quarterly commitment fee ranging from 0.25% to 0.375% per annum, subject to adjustment based upon the average utilization ratio, and letter of credit fees ranging from 1.50% to 2.00% per annum payable quarterly, subject to adjustment based upon the average excess availability. Borrowing availability under the Western 2019 Revolving Credit Facility is tied to the amount of our and our restricted subsidiaries' eligible accounts receivable and inventory. The Western 2019 Revolving Credit Facility is guaranteed, on a joint and several basis, by certain of our subsidiaries and will be guaranteed by certain newly acquired or formed subsidiaries, subject to certain limited exceptions. The Western 2019 Revolving Credit Facility is secured by our cash and cash equivalents, accounts receivable and inventory. The Western 2019 Revolving Credit Facility contains certain covenants, including, but not limited to, limitations on debt, investments and dividends and the maintenance of a minimum fixed charge coverage ratio in certain circumstances.
As of and during the six month period ended June 30, 2016, we had no direct borrowings under the Western 2019 Revolving Credit Facility, with availability of $353.1 million at June 30, 2016. This availability is net of $64.2 million in outstanding letters of credit.
Term Loan Credit Agreement - 5.25%
On November 12, 2013, we entered into a term loan credit agreement (the "Western 2020 Term Loan Credit Facility"). The Western 2020 Term Loan Credit Facility provides for loans of $550.0 million, matures on November 12, 2020, and provides for quarterly principal payments of $1.4 million until September 30, 2020, with the remaining balance then outstanding due on the maturity date. On May 27, 2016, the Company entered into a third amendment of the Western 2020 Term Loan Credit Facility. The revised terms under the amendment provide for additional capacity to make restricted payments including dividends and repurchase of the Company’s outstanding common stock, inclusion of equity interests of master limited partnership subsidiaries as “replacement assets” for purposes of asset sale mandatory prepayment and changes to the use of proceeds of the incremental term loan available under the Term Loan. The third amendment also increased the incremental availability under the Western 2020 Term Loan Credit Facility from $200.0 million, prior to the amendment, to $700.0 million.
Following the third amendment, the Western 2020 Term Loan Credit Facility bears interest at a rate based either on the base rate (as defined in the Western 2020 Term Loan Credit Facility) plus 2.25% or the LIBOR Rate (as defined in the Western 2020 Term Loan Credit Facility) plus 4.25% (subject to a LIBOR Rate floor of 1.00%). The current interest rate based on these criteria is 5.25%. Our effective rate of interest, including contractual interest and amortization of loan fees, for the Western 2020 Term Loan Credit Facility was 5.80% as of June 30, 2016.
The Western 2020 Term Loan Credit Facility is secured by the El Paso and Gallup refineries and the equity of NT InterHoldCo LLC, a wholly-owned subsidiary of Western, and is fully and unconditionally guaranteed on a joint and several basis by substantially all of Western's material wholly-owned subsidiaries. The Western 2020 Term Loan Credit Facility contains customary restrictive covenants including limitations on debt, investments and dividends and does not contain any financial maintenance covenants.
6.25% Senior Unsecured Notes
On March 25, 2013, we entered into an indenture (the "Western 2021 Indenture") for the issuance of $350.0 million in aggregate principal amount of 6.25% Senior Unsecured Notes due 2021 (the "Western 2021 Senior Unsecured Notes"). The Western 2021 Senior Unsecured Notes are guaranteed on a senior unsecured basis by each of our wholly-owned domestic restricted subsidiaries. We pay interest on the Western 2021 Senior Unsecured Notes semi-annually in arrears on April 1 and October 1 of each year. The Western 2021 Senior Unsecured Notes mature on April 1, 2021. The effective rate of interest, including contractual interest and amortization of loan fees, for the Western 2021 Senior Unsecured Notes was 6.52% as of June 30, 2016.
Term Loan Credit Agreement - 5.50%
On June 23, 2016, as an incremental supplement to the Western 2020 Term Loan Credit Facility, we incurred $500.0 million in new term debt that matures on June 23, 2023 (the "Western 2023 Term Loan Credit Facility"). The proceeds from the Western 2023 Term Loan Credit Facility were net of original issue discount and other fees totaling $17.0 million. We used these proceeds to partially fund the cash portion of the Merger consideration. The Western 2023 Term Loan Credit Facility provides for quarterly principal payments of $1.3 million payable on the last business day of each March, June, September and December, with the remaining principal amount due on June 23, 2023. The Western 2023 Term Loan Credit Facility is secured by both the El Paso and Gallup refineries and by the equity of NT InterHoldCo LLC and is fully and unconditionally guaranteed on a joint and several basis by substantially all of Western's material wholly-owned subsidiaries. The Western 2023 Term Loan Credit Facility bears interest at a rate based either on the base rate plus 3.50% or the LIBOR Rate plus 4.50% (subject to a LIBOR Rate floor of 1.00%). The effective rate of interest, including contractual interest and amortization of original issue discount and other loan fees, for the Western 2023 Term Loan Credit Facility was 5.99% as of June 30, 2016.
NTI Obligations
Revolving Credit Facility
On September 29, 2014, certain subsidiaries of NTI entered into the Amended and Restated Revolving Credit Agreement (the "NTI Revolving Credit Facility"), increasing the aggregate principal amount available prior to the amendment and restatement from $300.0 million to $500.0 million. The NTI Revolving Credit Facility, which matures on September 29, 2019, incorporates a borrowing base tied to eligible accounts receivable and inventory and provides for up to $500.0 million for the issuance of letters of credit and up to $45.0 million for swing line loans. The NTI Revolving Credit Facility may be increased up to a maximum aggregate principal amount of $750.0 million, subject to certain conditions (including the agreement of financial institutions, in their sole discretion, to provide such additional commitments). Obligations under the NTI Revolving Credit Facility are secured by substantially all of NTI’s assets. Indebtedness under the NTI Revolving Credit Facility is recourse to Northern Tier Energy GP LLC ("NTI LLC") and certain of its subsidiaries that are borrowers thereunder, its general partner, and is guaranteed by NTI and certain of its subsidiaries. Borrowings under the NTI Revolving Credit Facility bear interest at either (a) a base rate plus an applicable margin (ranging between 0.50% and 1.00%) or (b) a LIBOR rate plus an applicable margin (ranging between 1.50% and 2.00%), in each case subject to adjustment based upon the average historical excess availability. In addition to paying interest on outstanding borrowings, NTI is also required to pay a quarterly commitment fee ranging from 0.250% to 0.375% subject to adjustment based upon the average utilization ratio and letter of credit fees ranging from 1.50% to 2.00% subject to adjustment based upon the average historical excess availability. The NTI Revolving Credit Facility contains certain covenants, including but not limited to, limitations on debt, investments and dividends and the maintenance of a minimum fixed charge coverage ratio in certain circumstances.
At June 30, 2016, the availability under the NTI Revolving Credit Facility was $229.2 million. This availability is net of $7.5 million in direct borrowings and $54.2 million in outstanding letters of credit. The effective rate of interest, including contractual interest and amortization of loan fees, for the NTI Revolving Credit Facility was 5.41% as of June 30, 2016.
7.125% Secured Notes
On November 8, 2012, NTI LLC and Northern Tier Finance Corporation (together with NTI LLC, the "NTI 2020 Notes Issuers"), issued $275.0 million in aggregate principal amount of 7.125% senior secured notes due 2020 (the "NTI 2020 Secured Notes").
NTI increased the principal amount of the NTI 2020 Secured Notes in September 2014 by an additional $75.0 million in principal value at a premium of $4.2 million. This additional offering was issued under the same indenture as the existing NTI 2020 Secured Notes and the new notes issued have the same terms as the existing notes. The offering generated cash proceeds of $79.2 million including an issuance premium of $4.2 million. The issuance premium will be amortized to interest expense over the remaining life of the notes. The effective rate of interest, including contractual interest and amortization of debt premium and of loan fees, for the NTI 2020 Secured Notes was 6.91% as of June 30, 2016.
The obligations under the NTI 2020 Secured Notes are fully and unconditionally guaranteed, jointly and severally, on a senior unsecured basis by Northern Tier Energy LP and on a senior secured basis by (i) all of NTI LLC’s restricted subsidiaries that borrow, or guarantee obligations, under the NTI Revolving Credit Facility or any other indebtedness of NTI LLC or another subsidiary of NTI LLC that guarantees the NTI 2020 Secured Notes and (ii) all other material wholly-owned domestic subsidiaries of NTI LLC. The indenture governing the NTI 2020 Secured Notes contains covenants that limit or restrict dividends or other payments from restricted subsidiaries. Indebtedness under the NTI 2020 Secured Notes is guaranteed by NTI and certain of its subsidiaries.
WNRL Obligations
Revolving Credit Facility
On October 16, 2013, WNRL entered into a $300.0 million senior secured revolving credit facility (the "WNRL Revolving Credit Facility"). WNRL has the ability to increase the total commitment of the WNRL Revolving Credit Facility by up to $200.0 million for a total facility size of up to $500.0 million, subject to receiving increased commitments from lenders and to the satisfaction of certain conditions. The WNRL Revolving Credit Facility includes a $25.0 million sub-limit for standby letters of credit and a $10.0 million sub-limit for swing line loans. Obligations under the WNRL Revolving Credit Facility and certain cash management and hedging obligations are guaranteed by all of WNRL's subsidiaries and, with certain exceptions, will be guaranteed by any formed or acquired subsidiaries. Obligations under the WNRL Revolving Credit Facility are secured by a first priority lien on substantially all of WNRL's and its subsidiaries' significant assets. The WNRL Revolving Credit Facility will mature on October 16, 2018. Borrowings under the WNRL Revolving Credit Facility bear interest at either a base rate plus an applicable margin ranging from 0.75% to 1.75%, or at LIBOR plus an applicable margin ranging from 1.75% to 2.75%. The applicable margin will vary based upon WNRL's Consolidated Total Leverage Ratio, as defined in the WNRL Revolving Credit Facility.
On October 15, 2014, to partially fund the purchase of certain assets from Western, WNRL borrowed $269.0 million under the WNRL Revolving Credit Facility. On February 11, 2015, WNRL repaid its outstanding direct borrowings under the WNRL Revolving Credit Facility with a portion of the proceeds from the issuance of its 7.5% Senior Notes due 2023 (the "7.5% Senior Notes"), discussed below. On October 30, 2015, WNRL borrowed $145.0 million under the WNRL Revolving Credit Facility to partially fund the purchase of the TexNew Mex Pipeline System from Western. During the six months ended June 30, 2016, WNRL repaid $125.0 million of its outstanding direct borrowings under the WNRL Revolving Credit Facility using the proceeds generated through our equity issuance during the period.
The WNRL Revolving Credit Facility contains covenants that limit or restrict WNRL's ability to make cash distributions. WNRL is required to maintain certain financial ratios that are tested on a quarterly basis for the immediately preceding four quarter period. At June 30, 2016, the availability under the WNRL Revolving Credit Facility was $279.3 million, net of $20.0 million in direct borrowings and $0.7 million in outstanding letters of credit. WNRL had no swing line borrowings outstanding under the WNRL Revolving Credit Facility as of June 30, 2016. The interest rate for the borrowings under the WNRL Revolving Credit Facility was 2.71% as of June 30, 2016. The effective rate of interest, including contractual interest and amortization of loan fees, for the WNRL Revolving Credit Facility was 2.97% as of June 30, 2016.
7.5% Senior Notes
On February 11, 2015, WNRL entered into an indenture (the “WNRL Indenture”) among WNRL, WNRL Finance Corp., a Delaware corporation and wholly-owned subsidiary of the Partnership (“Finance Corp.” and together with the Partnership, the “Issuers”), the Guarantors named therein and U.S. Bank National Association, as trustee (the “Trustee”) under which the Issuers issued $300.0 million in aggregate principal amount of 7.5% Senior Notes due 2023. The Partnership will pay interest on the 7.5% Senior Notes semi-annually in cash in arrears on February 15 and August 15 of each year, beginning on August 15, 2015. The 7.5% Senior Notes will mature on February 15, 2023. WNRL used the proceeds from the notes to repay the full balance due under the WNRL Revolving Credit Facility on February 11, 2015. The effective rate of interest, including contractual interest and amortization of loan fees, for the 7.5% Senior Notes was 7.78% as of June 30, 2016.
The WNRL Indenture contains covenants that limit WNRL’s and its restricted subsidiaries’ ability to, among other things, (i) incur, assume or guarantee additional indebtedness or issue preferred units, (ii) create liens to secure indebtedness, (iii) pay distributions on equity securities, repurchase equity securities or redeem subordinated indebtedness, (iv) make investments, (v) restrict distributions, loans or other asset transfers from the Partnership’s restricted subsidiaries, (vi) consolidate with or merge with or into, or sell substantially all of the Partnership’s properties to, another person, (vii) sell or otherwise dispose of assets, including equity interests in subsidiaries and (viii) enter into transactions with affiliates. These covenants are subject to a number of important limitations and exceptions. The WNRL Indenture also provides for events of default, which, if any of them occurs, would permit or require the principal, premium, if any, and interest on all the then outstanding 7.5% Senior Notes to be due and payable immediately.